Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Beginning balance	¥ 53,865	¥ 2,561
Additions	271	51,304
Disposals	(416)
Ending balance	53,720	53,865
Accumulated depreciation
Beginning balance	3,041	2,223
Addition		818
Depreciation	2,975
Adjustment	(31)
Disposals	(416)
Ending balance	5,590	3,041
Net book value of assets	48,130	50,824
Leasehold improvements [Member]
Statement [Line Items]
Beginning balance	3,923	1,158
Additions	0	2,765
Disposals	0
Ending balance	3,923	3,923
Accumulated depreciation
Beginning balance	1,204	946
Addition		258
Depreciation	553
Adjustment	0
Disposals	0
Ending balance	1,757	1,204
Net book value of assets	2,166	2,719
Property [Member]
Statement [Line Items]
Beginning balance	47,908	0
Additions	232	47,908
Disposals	0
Ending balance	48,140	47,908
Accumulated depreciation
Beginning balance	470	0
Addition		470
Depreciation	2,286
Adjustment	0
Disposals	0
Ending balance	2,756	470
Net book value of assets	45,384	47,438
Motor vehicles [Member]
Statement [Line Items]
Beginning balance	995	995
Additions	0	0
Disposals	(416)
Ending balance	579	995
Accumulated depreciation
Beginning balance	976	889
Addition		87
Depreciation	0
Adjustment	(31)
Disposals	(395)
Ending balance	550	976
Net book value of assets	29	19
Office equipment & furniture [Member]
Statement [Line Items]
Beginning balance	1,039	408
Additions	39	631
Disposals	0
Ending balance	1,078	1,039
Accumulated depreciation
Beginning balance	391	388
Addition		3
Depreciation	136
Adjustment	0
Disposals	0
Ending balance	527	391
Net book value of assets	¥ 551	¥ 648